Acquisitions (Details) - USD ($) $ in Thousands	Feb. 28, 2015	May 01, 2014
J-Mac Tool, Inc. [Member]
Business Acquisition [Line Items]
Net assets acquired	$ 61,906
Quality Wireline and Cable, Inc. [Member]
Business Acquisition [Line Items]
Net assets acquired		$ 38,289